Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment

A summary of property and equipment is as follows:

	December 31
	2012	2011

Land	$1,112	$1,188
Land improvements	184	214
Buildings	6,249	6,483
Equipment	3,682	3,712

Total property and equipment	11,227	11,597

Accumulated depreciation	5,833	5,751

Net property and equipment	$5,394	$5,846

Depreciation expense was $303,000 and $392,000 for the periods ended December 31, 2012 and 2011, respectively.